UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

Commonwealth Australia/New Zealand Fund

Schedule of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
Common Stocks — 94.0%
AUSTRALIA — 18.5%
Casinos & Gaming — 0.6%
12,000	Crown Resorts Ltd.	$119,457

Consumer Finance — 0.8%
95,000	FlexiGroup Ltd.	144,382

Education Services — 0.5%
30,000	G8 Education Ltd.	87,541

Gas Utilities — 0.6%
15,000	APA Group	110,681

Health Care Equipment — 2.2%
4,000	Cochlear Ltd.	403,450

Health Care Services — 2.6%
27,368	Sonic Healthcare Ltd.	477,918

Human Resource & Employment Services — 0.7%
10,000	SEEK Ltd.	126,905

Hypermarkets And Super Centers — 2.3%
13,011	Wesfarmers Ltd.	424,456

Multi-Utilities And Unregulated Power — 2.2%
26,002	AGL Energy Ltd.	406,642

Oil & Gas Exploration & Production — 0.9%
8,711	Woodside Petroleum Ltd.	175,617

Property & Casualty Insurance — 0.8%
15,000	Suncorp Group Ltd.	153,083

Railroads — 3.5%
93,333	Asciano Ltd.	647,540

Specialty Stores — 0.6%
100,000	Michael Hill International Ltd.	112,086

Trading Companies & Distributors — 0.2%
5,508	Silver Chef Ltd.	41,646

		3,431,404
NEW ZEALAND — 75.5%
Air Freight & Logistics — 8.0%
200,000	Fliway Group Ltd.	137,149
173,540	Freightways Ltd.	844,306
40,000	Mainfreight Ltd.	498,069

		1,479,524

Airlines — 0.6%
70,000	Air New Zealand Ltd.	111,669

Airport Services — 0.9%
50,000	Airwork Holdings Ltd.	162,414

Biotechnology — 0.9%
400,000	Pacific Edge Ltd. *	158,805

Shares		Fair Value
Cable & Satellite — 2.3%
119,745	SKY Network Television Ltd.	$422,675

Coal & Consumable Fuels — 0.0%
1,145,295	Piker River Coal Ltd. * (1)	—

Education Services — 1.7%
462,151	Evolve Education Group Ltd.	306,911

Electric Utilities — 2.9%
220,777	Infratil Ltd.	537,062

Electronic Equipment Manufacturers — 1.0%
378,802	ikeGPS Group Ltd. *	194,138

Health Care Facilities — 7.7%
114,783	Metlifecare Ltd.	467,301
140,000	Ryman Healthcare Ltd.	963,078

		1,430,379

Health Care Services — 2.1%
65,404	Abano Healthcare Group Ltd.	387,132

Home Furnishing Retail — 2.4%
183,520	Briscoe Group Ltd.	449,080

Industrial Conglomerates — 0.9%
90,000	Hellaby Holdings Ltd.	174,108

Industrial Machinery — 4.8%
541,459	Scott Technology Ltd.	746,517
150,000	Skellerup Holdings Ltd.	138,593

		885,110

Marine Ports & Services — 21.7%
81,425	Marsden Maritime Holdings Ltd.	193,960
20,000	Port of Tauranga Ltd.	282,672
990,540	South Port New Zealand Ltd.	3,539,303

		4,015,935

Oil & Gas Exploration & Production — 1.6%
889,387	New Zealand Oil & Gas Ltd.	295,317

Oil & Gas Refining, Marketing & Transportation — 2.3%
245,157	New Zealand Refining Co., Ltd.	433,562

Property & Casualty Insurance — 0.5%
100,000	TOWER Ltd.	96,366

Reinsurance — 2.9%
255,000	CBL Corp. Ltd.	530,119

Specialized Consumer Services — 0.3%
11,201,593	Bethunes Investments Ltd. * (2)	60,643

Specialized Finance — 5.3%
1,012,377	Heartland New Zealand Ltd.	971,929

Specialty Stores — 1.6%
230,000	Kathmandu Holdings Ltd.	298,841

Steel — 0.4%
50,000	Steel & Tube Holdings Ltd.	75,793

See accompanying notes to schedules of investments.

Shares		Fair Value
Utilities — 2.0%
40,000	Contact Energy Ltd.	$155,917
35,000	TrustPower Ltd.	206,410

		362,327

Wireless Telecommunication Services — 0.7%
415,473	TeamTalk Ltd.	131,958

		13,971,797

Total Common Stocks(Cost $13,451,857)		17,403,201

Corporate Bonds — 3.1%
NEW ZEALAND — 3.1%
Banks — 3.1%

Principal
900,000	Credit Agricole SA, 5.04%, 12/29/49 (3)(4)(5)	571,697

Total Corporate Bonds(Cost $469,376)		571,697

Total Investments(Cost $13,921,233) — 97.1%		17,974,898

Other Assets in Excess of Liabilities — 2.9%		537,303

Net Assets — 100.0%		$18,512,201

*	Non-income producing security.
(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2)	Affiliated Investment. See Notes to Schedules of Investments.
(3)	Callable.
(4)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2016.
(5)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Africa Fund

Schedule of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
Common Stocks — 73.1%
EGYPT — 2.4%
Diversified Banks — 0.8%
5,000	Commercial International Bank Egypt SAE	$18,950

Wireless Telecommunication Services — 1.6%
20,000	Global Telecom Holding SAE GDR *	35,400

		54,350

SOUTH AFRICA — 70.7%
Agricultural Products — 1.5%
8,000	Crookes Brothers Ltd.	34,497

Apparel Retail — 0.7%
1,000	Mr. Price Group Ltd.	16,492

Asset Management & Custody Banks — 1.5%
6,500	Coronation Fund Managers Ltd.	34,547

Automotive Retail — 0.7%
15,000	Combined Motor Holdings Ltd.	17,281

Cable & Satellite — 2.7%
400	Naspers Ltd., N Shares	62,820

Coal & Consumable Fuels — 0.5%
2,000	Exxaro Resources Ltd.	11,960

Construction & Engineering — 1.5%
9,000	Murray & Roberts Holdings Ltd.	8,358
3,000	Wilson Bayly Holmes-Ovcon Ltd.	25,829

		34,187

Department Stores — 0.8%
3,046	Woolworths Holdings Ltd.	19,626

Distributors — 1.3%
2,400	Imperial Holdings Ltd. ADR	29,016

Diversified Banks — 9.4%
2,850	Capitec Bank Holdings Ltd.	126,385
3,000	Nedbank Group Ltd.	43,013
4,800	Standard Bank Group Ltd. ADR	47,664

		217,062

Environmental & Facilities Services — 0.5%
200,000	Interwaste Holdings Ltd. *	11,528

Food Distributors — 2.6%
3,167	Bid Corp. Ltd. *	59,102

Food Retail — 3.4%
5,400	Shoprite Holdings Ltd. ADR	79,542

Gold — 2.3%
1,000	AngloGold Ashanti Ltd. ADR *	21,910
5,000	Gold Fields Ltd. ADR	31,050

		52,960

Shares		Fair Value
Health Care Facilities — 2.2%
3,562	Mediclinic International Ltd.	$50,626

Human Resource & Employment Services — 0.6%
10,000	Adcorp Holdings Ltd.	12,976

Industrial Conglomerates — 2.1%
4,167	Bidvest Group Ltd.	47,886

Industrial Machinery — 1.0%
11,000	Howden Africa Holdings Ltd. *	23,776

Integrated Oil & Gas — 1.9%
1,600	Sasol Ltd. ADR	42,704

Life & Health Insurance — 5.8%
50,000	Clientele Ltd.	52,235
9,000	Discovery Ltd.	81,048

		133,283

Marine — 1.3%
35,000	Grindrod Ltd.	29,151

Other Diversified Financial Services — 8.6%
18,666	African Bank Investments Ltd. * (1)	—
14,300	FirstRand Ltd.	50,062
10,400	PSG Group Ltd.	148,534

		198,596

Packaged Foods & Meats — 8.2%
4,000	Astral Foods Ltd.	34,871
4,000	Pioneer Foods Group Ltd.	51,586
27,559	RCL Foods Ltd.	27,818
60,000	Sovereign Food Investments Ltd. *	35,923
1,400	Tiger Brands Ltd.	39,324

		189,522

Pharmaceuticals — 1.2%
1,000	Aspen Pharmacare Holdings Ltd.	27,018

Precious Metals & Minerals — 1.1%
800	Anglo American Platinum Ltd. *	25,361

Technology Distributors — 1.1%
20,700	Pinnacle Holdings Ltd. *	24,593

Trading Companies & Distributors — 2.6%
4,300	Barloworld Ltd.	25,519
92,847	Eqstra Holdings Ltd. *	18,597
4,000	Invicta Holdings Ltd.	16,931

		61,047

Trucking — 0.7%
80,000	Value Group Ltd.	16,715

Wireless Telecommunication Services — 2.9%
3,200	MTN Group Ltd. ADR	32,288
3,000	Vodacom Group Ltd.	34,784
		67,072

		1,630,946

Total Common Stocks(Cost $1,843,889)		1,685,296

See accompanying notes to schedules of investments.

Shares		Fair Value
Exchange-Traded Funds — 18.0%
22,200	Global X MSCI Nigeria ETF	$ 99,900
1,700	iShares MSCI South Africa Index Fund	98,209
10,340	VanEck Vectors Africa Index ETF	215,589

Total Exchange-Traded Funds(Cost $633,967)		413,698

Soverign Bonds — 0.6%
SOUTH AFRICA — 0.6%

Principal
200,000	South Africa Government Bond, 8.00%, 12/21/18 (2)	14,489

Total Soverign Bonds(Cost $26,315)		14,489

Short-Term Investments — 7.6%
UNITED STATES — 7.6%

Shares
175,169	Federated Government Obligations Fund, Institutional Shares, 0.22% (3)	175,169

Total Short-Term Investments(Cost $175,169)		175,169

Total Investments(Cost $2,679,340) — 99.3%		2,288,652

Other Assets in Excess of Liabilities — 0.7%		16,628

Net Assets — 100.0%		$2,305,280

*	Non-income producing security.
(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

ETF— Exchange-Traded Fund

GDR — Global Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Japan Fund

Schedule of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
Common Stocks — 91.2%
JAPAN — 91.2%
Air Freight & Logistics — 4.2%
4,000	Kintetsu World Express, Inc.	$56,448
7,000	Yamato Holdings Co., Ltd.	173,456

		229,904

Auto Parts & Equipment — 1.8%
6,000	NGK Spark Plug Co., Ltd.	100,314

Brewers — 2.2%
7,000	Kirin Holdings Co., Ltd.	121,217

Construction & Engineering — 6.1%
33,000	Kajima Corp.	246,433
6,000	Taihei Dengyo Kaisha Ltd.	61,976
6,000	Takada Corp.	25,461

		333,870

Distributors — 1.0%
5,200	Yamae Hisano Co., Ltd.	54,018

Diversified Banks — 0.9%
30,000	Mizuho Financial Group, Inc.	49,128

Diversified Real Estate Activities — 3.1%
3,000	Mitsui Fudosan Co., Ltd.	66,253
4,000	Sumitomo Realty & Development Co., Ltd.	105,272

		171,525

Drug Retail — 2.3%
2,500	Sugi Holdings Co., Ltd.	126,421

Electric Utilities — 1.7%
7,000	Tohoku Electric Power Co., Inc.	90,690

Food Retail — 1.0%
3,000	Maxvalu Kyushu Co., Ltd.	52,803

Health Care Equipment — 5.7%
5,000	CYBERDYNE, Inc. *	97,658
5,000	Terumo Corp.	217,317

		314,975

Health Care Supplies — 12.8%
12,000	Asahi Intecc Co., Ltd.	558,016
4,000	Hoya Corp.	144,061

		702,077

Household Products — 2.3%
6,000	Unicharm Corp.	124,892

Industrial Machinery — 4.9%
700	FANUC Corp.	118,850
28,000	Meidensha Corp.	96,864
5,000	Torishima Pump Manufacturing Co., Ltd.	55,223

		270,937

IT Consulting & Other Services — 2.4%
5,000	INES Corp.	53,900
1,500	Otsuka Corp.	77,764

		131,664

Leisure Products — 3.7%
2,000	Sankyo Co., Ltd.	73,599
800	Shimano, Inc.	127,401

		201,000

Life & Health Insurance — 3.8%
11,000	Dai-ichi Life Insurance Co., Ltd.	146,178
6,000	T&D Holdings, Inc.	62,711

		208,889

Shares		Fair Value
Marine — 2.1%
30,000	Kawasaki Kisen Kaisha Ltd.	$74,677
18,000	Mitsui Osk Lines Ltd.	38,985

		113,662

Pharmaceuticals — 2.0%
700	Sosei Group Corp. *	112,162

Railroads — 13.8%
1,500	East Japan Railway Co.	139,431
4,400	Hankyu Hanshin Holdings, Inc.	165,151
13,000	Keikyu Corp.	133,007
18,000	Keio Corp.	169,169
10,000	Nishi-Nippon Railroad Co., Ltd.	52,626
18,000	Tobu Railway Co., Ltd.	97,903

		757,287

Regional Banks — 0.7%
20,000	Nishi-Nippon City Bank Ltd.	39,396

Retail REITs — 2.7%
70	Fukuoka REIT Corp.	145,433

Soft Drinks — 2.0%
4,000	Coca-Cola West Co., Ltd.	111,407

Specialized Finance — 1.0%
13,000	Kyushu Leasing Service Co., Ltd.	52,617

Specialty Chemicals — 0.8%
3,000	JSR Corp.	41,601

Tires & Rubber — 2.6%
10,000	Sumitomo Rubber Industries Ltd.	143,473

Trading Companies & Distributors — 1.4%
16,000	Marubeni Corp.	75,453

Trucking — 2.2%
3,600	Daiichi Koutsu Sangyo Co., Ltd.	44,100
15,000	Nippon Express Co., Ltd.	76,882

		120,982

Total Common Stocks(Cost $3,043,068)		4,997,797

Short-Term Investments — 8.0%

438,328	Federated Government Obligations Fund, Institutional Shares, 0.22% (1)	438,328

Total Short-Term Investments(Cost $438,328)		438,328

Total Investments(Cost $3,481,396) — 99.2%		5,436,125

Other Assets in Excess of Liabilities — 0.8%		45,431

Net Assets — 100.0%		$5,481,556

*	Non-income producing security.
(1)	Rate disclosed is the seven day effective yield as of July 31, 2016.

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Global Fund

Schedule of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
Common Stocks — 100.3%
BERMUDA — 1.8%
Reinsurance — 1.8%
20,000	Maiden Holdings Ltd.	$279,400

CANADA — 1.4%
Office REITs — 1.4%
10,000	Brookfield Canada Office Properties	219,200

CHILE — 2.2%
Brewers — 2.2%
14,401	Cia Cervecerias Unidas SA ADR	329,351

FRANCE — 2.3%
Diversified Chemicals — 2.3%
4,130	Arkema SA ADR	351,091

GERMANY — 2.5%
Industrial Conglomerates — 2.5%
3,500	Siemens AG ADR	379,897

GREECE — 1.5%
Marine — 1.5%
53,245	Danaos Corp. *	227,889

INDIA —1.8%
Diversified Banks — 1.8%
4,000	HDFC Bank Ltd. ADR	277,080

ISRAEL — 2.5%
Application Software — 2.5%
5,500	NICE-Systems Ltd. ADR	377,575

JAPAN — 6.6%
Automobile Manufacturers — 1.8%
2,500	Toyota Motor Corp. ADR (1)	279,000

Electrical Components & Equipment — 3.0%
20,000	Nidec Corp. ADR	453,800

Tires & Rubber — 1.8%
16,000	Bridgestone Corp.	277,120

		1,009,920

MEXICO — 2.6%
Broadcasting & Cable TV — 2.6%
15,000	Grupo Televisa SA ADR	398,550

NORWAY — 2.2%
Multi-Line Insurance — 2.2%
20,000	Gjensidige Forsikring ASA ADR	337,888

REPUBLIC OF SOUTH KOREA — 2.3%
Wireless Telecommunication Services — 2.3%
15,000	SK Telecom Co., Ltd. ADR	343,650

SINGAPORE — 1.9%
Diversified Banks — 1.9%
6,146	DBS Group Holdings Ltd. ADR	$285,420

Shares		Fair Value
SOUTH AFRICA — 2.3%
Food Retail — 2.3%
24,000	Shoprite Holdings Ltd. ADR	$353,520

SWITZERLAND — 5.6%
Packaged Foods & Meats — 3.1%
5,750	Nestle SA ADR	461,322

Pharmaceuticals — 2.5%
12,000	Roche Holding AG ADR	385,080

		846,402

UNITED KINGDOM — 13.8%
Cable & Satellite — 1.9%
6,000	Sky PLC ADR	291,720

Distillers & Vintners — 2.2%
2,800	Diageo PLC ADR (1)	326,312

Integrated Oil & Gas — 1.8%
8,035	BP PLC ADR (1)	276,404

Life & Health Insurance — 2.2%
15,125	Old Mutual PLC ADR	338,334

Packaged Foods & Meats — 2.8%
9,000	Unilever NV (1)	415,080

Pharmaceuticals — 1.9%
6,500	GlaxoSmithKline PLC ADR	292,955

Wireless Telecommunication Services — 1.0%
5,000	Vodafone Group PLC ADR	154,500

		2,095,305

UNITED STATES — 47.0%
Biotechnology — 2.2%
2,750	United Therapeutics Corp. * (1)	332,778

Communications Equipment — 1.8%
30,000	KVH Industries, Inc. *	272,100

Construction & Engineering — 2.0%
8,500	AECOM * (1)	301,665

Construction Machinery & Heavy Trucks — 2.5%
18,000	Miller Industries, Inc.	386,280

Diversified Banks — 2.6%
8,161	Wells Fargo & Co. (1)	391,483

Food Retail — 2.2%
10,000	Kroger Co.	341,900

Gas Utilities — 1.3%
3,000	Northwest Natural Gas Co.	194,820

Hardware, Storage & Peripherals — 1.6%
9,000	NetApp, Inc.	237,150

Health Care Facilities — 1.9%
5,000	LifePoint Health, Inc. * (1)	295,900

Health Care Services — 0.6%
31,200	Nobilis Health Corp. *	88,920

See accompanying notes to schedules of investments.

Shares		Fair Value
Health Care Supplies — 2.1%
5,000	Dentsply Sirona, Inc.	$320,200

Household Products — 2.0%
3,500	Procter & Gamble Co./The	299,565

Independent Power Producers & Energy Traders — 1.8%
20,000	Calpine Corp. * (1)	274,800

Industrial Machinery — 1.5%
10,000	Briggs & Stratton Corp.	227,300

Integrated Telecommunication Services — 2.2%
6,071	Verizon Communications, Inc.	336,394

IT Consulting & Other Services — 1.8%
1,700	International Business Machines Corp. (1)	273,054

Life Sciences Tools & Services — 2.1%
2,000	Thermo Fisher Scientific, Inc.	317,680

Multi-Line Utilities And Unregulated Power — 2.4%
8,000	Public Service Enterprise Group, Inc. (1)	368,080

Oil & Gas Refining & Marketing — 2.1%
6,000	Valero Energy Corp. (1)	313,680

Packaged Foods & Meats — 3.0%
8,800	Cal-Maine Foods, Inc. (1)	368,720
4,100	Pilgrim’s Pride Corp. *	95,325

		464,045

Railroads — 2.4%
750	Genesee & Wyoming, Inc., Class A *	48,563
3,500	Norfolk Southern Corp.	314,230

		362,793

Reinsurance — 1.2%
10,000	Blue Capital Reisurance Holdings Ltd. *	178,500

Semiconductors — 1.7%
4,000	Skyworks Solutions, Inc. (1)	264,080

Technology Hardware, Storage & Peripherals — 2.0%
3,000	Apple, Inc.	312,630

		7,155,797

Total Common Stocks(Cost $12,507,853)		15,267,935

Call Options Purchased — 0.4%
UNITED STATES — 0.4%

Contracts
25	Chevron Corp., Strike Price: $100, Expiration 1/20/17 *	14,550
70	Goldman Sachs ActiveBeta U.S. Large-Cap Equity ETF, Strike Price: $45, Expiration 1/20/17 *	700
60	Haliburton Co., Strike Price: $40, Expiration 1/20/17 *	33,300
150	iShares MSCI Japan ETF, Strike Price: $15, Expiration 1/20/17 *	450

Contracts		Fair Value
150	iShares MSCI United Kingdom ETF, Strike Price: $15, Expiration 1/20/17 *	$15,750

Total Call Options Purchased(Cost $74,292)		64,750

Short-Term Investments — 1.4%
UNITED STATES — 1.4%

Shares
209,032	Federated Government Obligations Fund, Institutional Shares, 0.22% (2)	209,032

Total Short-Term Investments(Cost $209,032)		209,032

Total Investments(Cost $12,791,177) — 102.1%		15,541,717

Liabilities in Excess of Other Assets — (2.1)%		(316,131)

Net Assets — 100.0%		$15,225,586

*	Non-income producing security.
(1)	Subject to call options written.
(2)	Rate disclosed is the seven day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Real Estate Securities Fund

Schedule of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
Common Stocks — 99.0%
Airport Services — 1.9%
1,300	Grupo Aeroportuario del Sureste SAB de CV ADR	$199,823

Building Products — 2.6%
1,700	Lennox International, Inc.	266,560

Construction & Engineering — 2.9%
2,000	Kajima Corp. ADR	148,705
30,000	Stuart Olson, Inc.	152,100

		300,805

Construction Materials — 8.9%
27,669	Cemex SAB de CV ADR *	211,668
25,000	James Hardie Industries PLCADR	415,250
1,430	Martin Marietta Materials, Inc. (1)	289,789

		916,707

Diversified Banks — 0.6%
21,000	Lloyds Banking Group PLC ADR	60,060

Diversified Real Estate Activities — 1.2%
11,900	Lend Lease Group ADR	121,288

Diversified REITs — 7.6%
9,000	British Land Co. PLC ADR	81,900
1,207	Vornado Realty Trust (1)	129,632
6,000	Washington Real Estate Investment Trust	205,740
5,000	WP Carey, Inc.	363,250

		780,522

Health Care REITs — 1.2%
4,207	Care Capital Properties, Inc.	124,443

Home Improvement Retail — 2.2%
325	Home Depot, Inc./The	44,928
20,000	Kingfisher PLC ADR	177,200

		222,128

Homebuilding — 3.5%
12,000	Gafisa SA ADR	16,320
5,000	M.D.C. Holdings, Inc. (1)	131,600
4,500	Toll Brothers, Inc. *	126,045
5,200	WCI Communities, Inc. *	87,516

		361,481

Hotel & Resort REITs — 0.7%
5,200	Summit Hotel Properties, Inc.	73,736

Hotels, Resorts & Cruise Lines — 6.9%
4,511	InterContinental Hotels Group PLC ADR	182,695
5,035	Marriott International, Inc., Class A (1)	361,009
3,024	Ryman Hospitality Properties, Inc.	170,070

		713,774

Industrial REITs — 2.7%
3,000	EastGroup Properties, Inc.	220,860
2,000	Monmouth Real Estate Investment Corp.	27,640
1,000	STAG Industrial, Inc.	25,380

		273,880

Mortgage REITs — 0.9%
8,000	Annaly Capital Management, Inc.	87,840

Shares		Fair Value
Office REITs — 10.2%
2,000	Alexandria Real Estate Equities, Inc.	$224,600
2,500	Boston Properties, Inc.	355,325
3,000	Douglas Emmett, Inc.	114,120
3,000	SL Green Realty Corp.	353,460

		1,047,505

Real Estate Development — 0.6%
600	China Overseas Land & Investment Ltd. ADR	59,150

Real Estate Operating Companies — 4.1%
9,205	Farmland Partners, Inc.	108,435
9,700	Gladstone Land Corp.	111,356
5,046	IRSA Inversiones y Representaciones SA ADR	93,250
2,950	IRSA Propiedades Comerciales SA ADR	106,200

		419,241

Regional Banks — 1.6%
18,000	Regions Financial Corp.	165,060

Residential REITs — 5.1%
1,347	AvalonBay Communities, Inc.	250,071
1,500	Boardwalk Real Estate Investment Trust	64,275
900	Essex Property Trust, Inc.	210,492

		524,838

Restaurants — 1.5%
32,994	Luby’s, Inc. *	153,092

Retail REITs — 8.2%
4,985	Acadia Realty Trust	187,735
5,000	Brixmor Property Group, Inc.	142,000
4,000	National Retail Properties, Inc.	212,640
500	Simon Property Group, Inc. (1)	113,520
3,000	Tanger Factory Outlet Centers, Inc.	125,220
4,000	Westfield Corp. ADR	64,800

		845,915

Specialized REITs — 15.2%
1,000	CyrusOne, Inc.	54,820
5,100	Extra Space Storage, Inc.	438,702
6,000	Global Self Storage, Inc.	33,600
2,000	HCP, Inc.	78,460
7,717	Host Hotels & Resorts, Inc.	136,900
7,100	LaSalle Hotel Properties (1)	195,605
5,000	Pebblebrook Hotel Trust	148,250
2,750	Ventas, Inc.	209,440
1,250	Welltower, Inc. (1)	99,163
5,000	Weyerhaeuser Co.	163,600

		1,558,540

Thrifts & Mortgage Finance — 3.6%
10,002	Georgetown BanCorp, Inc.	208,042
8,675	Harleysville Savings Financial Corp.	159,186

		367,228

Wireless Telecommunication Services — 5.1%
2,500	American Tower Corp., Class A (1)	289,425
2,000	SBA Communications Corp., Class A *	230,000

		519,425

Total Common Stocks(Cost $7,002,912)		10,163,041

Exchange-Traded Funds — 1.8%
8,500	Guggenheim China Real Estate ETF	181,693

Total Exchange-Traded Funds(Cost $144,153)		181,693

See accompanying notes to schedules of investments.

Contracts		Fair Value
Call Options Purchased — 0.5%
26	Lowes Companies, Inc., Strike Price: $62.50, Expiration, 1/20/17 *	$50,310

Total Call Options Purchased(Cost $25,558)		50,310

Short-Term Investments — 0.5%

Shares
57,095	Federated Government Obligations Fund, Institutional Shares, 0.22% (2)	57,095

Total Short-Term Investments(Cost $57,095)		57,095

Total Investments(Cost $7,229,718) — 101.8%		10,452,139

Liabilities in Excess of Other Assets — (1.8)%		(187,015)

Net Assets — 100.0%		$10,265,124

*	Non-income producing security.
(1)	Subject to call options written.
(2)	Rate disclosed is the seven day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

At July 31, 2016, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/ New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$6,737,027	$245,560	$2,051,805	$3,191,509	$3,652,676
Gross unrealized depreciation	(2,994,790)	(636,248)	(108,524)	(463,295)	(433,962)

Net unrealized appreciation (depreciation) on investments	$3,742,237	$(390,688)	$1,943,281	$2,728,214	$3,218,714

Tax cost of investments	$14,232,661	$2,679,340	$3,492,844	$12,813,503	$7,233,425

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

July 31, 2016

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Affiliated Investments

A company is considered an affiliate of a Fund under the Investment Company Act of 1940, as amended, if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2016, appears below:

Security Held	Percentage of Ownership	Shares 10/31/15	Shares 7/31/2016	Value 10/31/15	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Value 7/31/2016	Dividend Income	Realized Gain (Loss)
Bethunes Investments Ltd.	9.74%	11,201,593	11,201,593	$106,187	$—	$—	$(45,544)	$60,643	$—	$—

Valuation of Securities — Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing agent. The pricing agent may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing agent. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing agent on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing agent to assist in the fair valuing of these foreign securities. The pricing agent utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements — The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investment. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Short term investments may be valued using amortized cost which approximates fair value and are generally categorized as Level 2 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2016:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks (1)	$17,342,558	$60,643	$—	(2)	$17,403,201
Corporate Bonds	571,697	—	—		571,697

Total	$17,914,255	$60,643	$—		$17,974,898

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks (1)	$1,685,296	$—	$—	(2)	$1,685,296
Exchange-Traded Funds	413,698	—	—		413,698
Soverign Bonds	—	14,489	—		14,489
Short-Term Investments	175,169	—	—		175,169

Total	$2,274,163	$14,489	$—		$2,288,652

	Japan Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks (1)	$4,997,797	$—	$—		$4,997,797
Short-Term Investments	438,328	—	—		438,328

Total	$5,436,125	$—	$—		$5,436,125

	Global Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks (1)	$15,267,935	$—	$—		$15,267,935
Call Options	64,750	—	—		64,750
Short-Term Investments	209,032	—	—		209,032

Total	$15,541,717	$—	$—		$15,541,717

	Real Estate Securities Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks (1)	$10,163,041	$—	$—		$10,163,041
Exchange-Traded Funds	181,693	—	—		181,693
Call Options	50,310	—	—		50,310
Short-Term Investments	57,095	—	—		57,095

Total	$10,452,139	$—	$—		$10,452,139

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.
(2)	Due to the halt in trading of Pike River Coal Ltd. held in the Australia/New Zealand Fund and of African Bank Investments Ltd. held in the Africa Fund, management has determined the fair value of these holdings to be $0, resulting in a Level 3 security held as of July 31, 2016.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts. Please refer to Derivative Investments for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(132,395)	$—	$—	$(132,395)

Real Estate Securities Fund
Written Options	$(160,515)	$—	$—	$(160,515)

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing agent on any day when certain conditions are met. During the period ended July 31, 2016, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued.

The Funds’ held securities that at October 31, 2015, due to the absence of trading activity were valued at the mean between the bid and ask price and categorized in Level 2. On July 31, 2016, these securities were valued based on an exchange traded closing price and were classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2015 to July 31, 2016:

	Australia/ New Zealand Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$16,395,526	$4,659,671	$703,452	$559,618
Transfers out of Level 1	—	—	—	—

Net Transfers in (out) of Level 1	$16,395,526	$4,659,671	$703,452	$559,618

Transfers into Level 2	$—	$—	$—	$—
Transfers out of Level 2	(16,395,526)	(4,659,671)	(703,452)	(559,618)

Net Transfers in (out) of Level 2	$(16,395,526)	$(4,659,671)	$(703,452)	$(559,618)

Derivative Instruments

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

At July 31, 2016, the Global Fund and Real Estate Securities Fund had the following outstanding written options:

Global Fund
Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
AECOM	Call	1/20/2017	$32.50	70	$34,300	$(12,406)
BP PLC	Call	8/19/2016	36.00	80	880	5,280
Cal-Maine Foods, Inc.	Call	8/19/2016	42.50	58	4,930	4,176
Calpine Corp.	Call	9/16/2016	15.00	200	3,200	20,199
Diageo PLC	Call	1/20/2017	115.00	28	16,296	(7,700)
International Business Machines Corp.	Call	8/19/2016	160.00	17	3,434	2,890
LifePoint Health, Inc.	Call	8/19/2016	65.00	50	250	16,599
Public Service Enterprise Group, Inc.	Call	9/16/2016	45.00	80	13,200	959
Skyworks Solutions, Inc.	Call	8/19/2016	67.50	40	4,800	2,480
Toyota Motor Corp.	Call	10/21/2016	110.00	25	13,125	(950)
Unilever NV	Call	8/19/2016	45.00	90	12,150	2,880
United Therapeutics Corp.	Call	8/19/2016	120.00	27	12,690	(5,616)
Valero Energy Corp.	Call	8/19/2016	51.50	60	8,940	(688)
Wells Fargo & Co.	Call	10/21/2016	50.00	60	4,200	1,200

Total				885	$132,395	$29,303

Real Estate Securities Fund
Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
American Tower Corp.	Call	1/20/2017	$110.00	25	$23,250	$(10,825)
LaSalle Hotel Properties	Call	12/16/2016	22.50	71	40,470	(26,484)
M.D.C. Holdings, Inc.	Call	9/16/2016	20.00	50	36,500	(27,150)
Marriott International, Inc.	Call	1/20/2017	72.50	50	17,000	(4,650)
Martin Marietta Materials, Inc.	Call	8/19/2016	190.00	14	21,840	(11,942)
Simon Property Group, Inc.	Call	1/19/2018	230.00	5	9,575	(4,840)
Vornado Realty Trust	Call	8/19/2016	105.00	12	4,080	(2,316)
Welltower, Inc.	Call	1/20/2017	75.00	12	7,800	(3,146)

Total				239	$160,515	$(91,353)

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/15/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/15/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	9/15/16